Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments, related to the effect of the convertible note and share based compensation. Refer to Note 9 – "Debt" for further details on the convertible note.

The components of the numerator for the calculation of basic and diluted EPS were as follows:

	Three months ended June 30,		Six months ended June 30,
(In $ millions)	2024	2023	2024	2023
Net income available stockholders	253	94	313	137
Effect of dilution (interest on convertible bond)	2	2	3	3
Diluted profit available to stockholders	255	96	316	140
The components of the denominator for the calculation of basic and diluted EPS were as follows:

	Three months ended June 30,		Six months ended June 30,
(In millions)	2024	2023	2024	2023
Basic earnings per share:
Weighted average number of common shares outstanding (1)	70	80	71	65
Diluted earnings per share:
Effect of dilution	3	3	3	3
Weighted average number of common shares outstanding adjusted for the effects of dilution	73	83	74	68

(1) Weighted average number of common shares outstanding in the three and six months ended June 30, 2024 excludes shares repurchased during the period. Please refer to Note 18 – "Subsequent events" for details on additional shares repurchased after June 30, 2024.
The basic and diluted earnings per share were as follows:

	Three months ended June 30,		Six months ended June 30,
(In $)	2024	2023	2024	2023
Basic earnings per share	3.61	1.18	4.41	2.11
Diluted earnings per share	3.49	1.16	4.27	2.07